                                                                   SUPP-NYMQ0517

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


    MARQUIS PORTFOLIOS (OFFERED BETWEEN NOVEMBER 7, 2005 AND APRIL 30, 2012)


                          SUPPLEMENT DATED MAY 1, 2017
                                     TO THE
               PROSPECTUS DATED APRIL 30, 2012 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated April 30, 2012 for the Marquis Portfolios (offered between November 7, 2005 and April 30, 2012) variable annuity contracts issued by Brighthouse Life Insurance Company of NY ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


1. INVESTMENT OPTIONS


a. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.


b. Replace the list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


c. Under "Transfers -- Restrictions on Frequent Transfers" the following paragraph is revised:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


d. Under "Transfers -- Restrictions on Large Transfers" replace the last sentence with the following:


A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

2. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Annuity Date", replace the last sentenceof the first paragraph with the following:


Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of a calendar month unless, subject to our administrative procedures, we allow you to select another day of the month as your Annuity Date.


3. OTHER INFORMATION


a. Effective March 6, 2017, the name of the Separate Account is changed to "Brighthouse Variable Annuity Account B."


b. In the "OTHER INFORMATION" section, replace the subsection "First MetLife Investors" with the following:


Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


Planned Separation from MetLife, Inc. In January 2016, MetLife announced its
-------------------------------------
plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off. To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10. Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html. No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.


c. In the "OTHER INFORMATION" section under "Distributor" replace the first sentence of the first paragraph with the following:


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company.


d. In the "OTHER INFORMATION" section under "Requests and Elections," metlife.com is replaced with brighthousefinancial.com.


4. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Minimum and Maximum Total Annual Investment Portfolio Operating Expenses and Investment Portfolio Fees and Expenses tables in the prospectus with the Minimum and Maximum Total Annual Investment Portfolio Operating Expenses and Investment Portfolio Fees and Expenses tables attached to this prospectus supplement.


8. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             0.53%         0.25%        0.03%

 American Funds Growth Fund                    0.33%         0.25%        0.02%

 American Funds Growth-Income Fund             0.27%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio                0.60%          --          0.07%

 Brighthouse Small Cap Value Portfolio         0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets         0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         0.60%         0.25%        0.07%
  Portfolio

 Brighthouse/Wellington Large Cap              0.56%         0.15%        0.03%
  Research Portfolio

 Clarion Global Real Estate Portfolio          0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.56%         0.25%        0.01%

 Harris Oakmark International Portfolio        0.77%          --          0.04%

 Invesco Comstock Portfolio                    0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio               0.65%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio            0.85%          --          0.03%

 JPMorgan Small Cap Value Portfolio            0.78%          --          0.05%

 MFS(R) Research International Portfolio       0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%        0.05%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%        0.05%

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%         0.25%        0.05%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio               0.33%         0.15%        0.04%

 BlackRock Capital Appreciation Portfolio      0.70%          --          0.02%

 BlackRock Ultra-Short Term Bond               0.35%         0.15%        0.03%
  Portfolio

 Brighthouse/Dimensional International         0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity            0.70%          --          0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                     0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Core Portfolio        0.90%         0.25%        0.06%

 MFS(R) Total Return Portfolio                 0.56%         0.20%        0.05%

 MFS(R) Value Portfolio                        0.70%          --          0.02%

 Neuberger Berman Genesis Portfolio            0.81%         0.25%        0.04%

 Western Asset Management Strategic            0.57%         0.15%        0.03%
  Bond Opportunities Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund              --        0.81%           --          0.81%

 American Funds Growth Fund                     --        0.60%           --          0.60%

 American Funds Growth-Income Fund              --        0.54%           --          0.54%

BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio               0.08%       0.75%           --          0.75%

 Brighthouse Small Cap Value Portfolio        0.06%       1.10%         0.01%         1.09%

 Brighthouse/Aberdeen Emerging Markets          --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate          --        0.92%           --          0.92%
  Portfolio

 Brighthouse/Wellington Large Cap               --        0.74%         0.04%         0.70%
  Research Portfolio

 Clarion Global Real Estate Portfolio           --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.02%         0.80%

 Harris Oakmark International Portfolio         --        0.81%         0.02%         0.79%

 Invesco Comstock Portfolio                     --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio              0.05%       0.98%         0.02%         0.96%

 Invesco Small Cap Growth Portfolio             --        0.88%         0.02%         0.86%

 JPMorgan Small Cap Value Portfolio             --        0.83%         0.10%         0.73%

 MFS(R) Research International Portfolio        --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                  --        0.95%         0.01%         0.94%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.96%         0.10%         0.86%

 PIMCO Inflation Protected Bond                 --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.78%         0.03%         0.75%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%         0.03%         0.81%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                --        0.52%           --          0.52%

 BlackRock Capital Appreciation Portfolio       --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                --        0.53%         0.02%         0.51%
  Portfolio

 Brighthouse/Dimensional International          --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             --        0.72%         0.11%         0.61%
  Opportunities Portfolio

 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Core Portfolio       0.04%       1.25%         0.08%         1.17%

 MFS(R) Total Return Portfolio                  --        0.81%           --          0.81%

 MFS(R) Value Portfolio                         --        0.72%         0.14%         0.58%

 Neuberger Berman Genesis Portfolio             --        1.10%         0.01%         1.09%

 Western Asset Management Strategic           0.01%       0.76%         0.05%         0.71%
  Bond Opportunities Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Western Asset Management                      0.47%          --          0.03%
  U.S. Government Portfolio

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                    0.78%         0.25%        0.04%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation             0.70%          --          0.05%
  Portfolio

 ClearBridge Variable Large Cap Value          0.65%          --          0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%          --          0.08%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.11%
  Bond Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Western Asset Management                       --        0.50%         0.01%         0.49%
  U.S. Government Portfolio

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                   0.01%       1.08%         0.02%         1.06%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation              --        0.75%           --          0.75%
  Portfolio

 ClearBridge Variable Large Cap Value           --        0.72%           --          0.72%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        0.83%           --          0.83%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       --        0.81%           --          0.81%

  Bond Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock High Yield Portfolio (Class A)

     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small Cap Value Portfolio)

  Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
    Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B) (formerly Met/Eaton Vance Floating Rate Portfolio)

     Brighthouse/Wellington Large Cap Research Portfolio (Class E) (formerly Met/Wellington Large Cap Research Portfolio)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class A)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class A)

     JPMorgan Small Cap Value Portfolio (Class A)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class E)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class E)

  Brighthouse/Dimensional International Small Company Portfolio (Class B)
    (formerly Met/Dimensional International Small Company Portfolio)

  Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)
    (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Core Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class E)

     Western Asset Management U.S. Government Portfolio (Class A)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Appreciation Portfolio

     ClearBridge Variable Large Cap Value Portfolio

     ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund           Seeks long-term growth of capital.
 American Funds Growth Fund                  Seeks growth of capital.
 American Funds Growth-Income Fund           Seeks long-term growth of capital and
                                             income.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 BlackRock High Yield Portfolio (Class A)    Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse Small Cap Value Portfolio       Seeks long-term capital appreciation.
 (Class B) (formerly MetLife Small Cap
 Value Portfolio)
 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio (Class B) (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate       Seeks a high level of current income.
 Portfolio (Class B) (formerly Met/Eaton
 Vance Floating Rate Portfolio)
 Brighthouse/Wellington Large Cap            Seeks long-term capital appreciation.
 Research Portfolio (Class E) (formerly
 Met/Wellington Large Cap Research
 Portfolio)
 Clarion Global Real Estate Portfolio        Seeks total return through investment in real
 (Class B)                                   estate securities, emphasizing both capital
                                             appreciation and current income.
 ClearBridge Aggressive Growth Portfolio     Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio      Seeks long-term capital appreciation.
 (Class A)
 Invesco Comstock Portfolio (Class B)        Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)   Seeks high total return by investing in equity
                                             securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.
 (Class A)
 JPMorgan Small Cap Value Portfolio          Seeks long-term capital growth.
 (Class A)
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)
 Oppenheimer Global Equity Portfolio         Seeks capital appreciation.
 (Class B)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund           Capital Research and Management
                                             Company
 American Funds Growth Fund                  Capital Research and Management
                                             Company
 American Funds Growth-Income Fund           Capital Research and Management
                                             Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 BlackRock High Yield Portfolio (Class A)    Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse Small Cap Value Portfolio       Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Small Cap       Subadvisers: Delaware Investments Fund
 Value Portfolio)                            Advisers; Wells Capital Management
                                             Incorporated
 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B) (formerly Met/   Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity            Limited
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate       Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Met/Eaton     Subadviser: Eaton Vance Management
 Vance Floating Rate Portfolio)
 Brighthouse/Wellington Large Cap            Brighthouse Investment Advisers, LLC
 Research Portfolio (Class E) (formerly      Subadviser: Wellington Management
 Met/Wellington Large Cap Research           Company LLP
 Portfolio)
 Clarion Global Real Estate Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio      Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio (Class B)        Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)   Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value Portfolio          Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: J.P. Morgan Investment
                                             Management Inc.
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.
 Oppenheimer Global Equity Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: OppenheimerFunds, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
 (Class B)                                  preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio (Class B)     Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class B)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
 (Class E)                                  from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class E)                        consistent with preservation of capital.
 Brighthouse/Dimensional International      Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio (Class A)          over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity       appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core Portfolio     Seeks long-term capital growth from
 (Class B)                                  investments in common stocks or other
                                            equity securities.
 MFS(R) Total Return Portfolio (Class F)    Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class A)           Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
 (Class B)                                  of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class E)          with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class A)        with preservation of capital and maintenance
                                            of liquidity.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST (CLASS I)

 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio
 ClearBridge Variable Large Cap Value       Seeks long-term growth of capital. Current
 Portfolio                                  income is a secondary objective.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)




            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 PIMCO Inflation Protected Bond Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income Portfolio            Brighthouse Investment Advisers, LLC
 (Class E)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   Brighthouse Investment Advisers, LLC
 (Class A)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio (Class E)                        Subadviser: BlackRock Advisors, LLC
 Brighthouse/Dimensional International      Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)          Subadviser: Dimensional Fund Advisors LP
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class A)          Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity       Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)        Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Total Return Portfolio (Class F)    Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio (Class A)           Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)          Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class A)        Subadviser: Western Asset Management
                                            Company
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST (CLASS I)

 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value       Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)


            INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------------------- --------------------------------- --------------------------------------
 Western Asset Variable Global High Yield   Seeks to maximize total return.   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                                                               Subadvisers: Western Asset Management
                                                                              Company; Western Asset Management
                                                                              Company Limited; Western Asset
                                                                              Management Company Pte. Ltd.